PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 26.2	$ 25.3